Employee benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning	$ 155,150	$ 174,346
Period cost
Benefit obligation, end	174,346	155,150	$ 174,346
Current	38,706	39,581
Non-current	135,640	115,569
Total	174,346	155,150
Defined benefit plan [Member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning	100,188
Benefit obligation, end	111,076	100,188
Current	34,141	35,272
Non-current	76,935	64,916
Total	111,076	100,188
Other benefits [Member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning	54,962
Benefit obligation, end	63,270	54,962
Current	4,565	4,309
Non-current	58,705	50,653
Total	63,270	54,962
Benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning	320,890	364,043
Period cost	25,663	25,566
Benefits paid by employer	(22,456)	(19,430)
Actuarial (gains) losses recognized in other comprehensive income	38,205	(2,383)	(5,019)
Exchange differences	(1,215)	16,024
Others	1,741
Benefit obligation, end	364,043	320,890	364,043
Benefit obligation [Member] | Defined benefit plan [Member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning	265,928	300,773
Period cost	19,697	18,050
Benefits paid by employer	(20,058)	(16,884)
Actuarial (gains) losses recognized in other comprehensive income	34,848	17,918
Exchange differences	(1,215)	14,095
Others	1,573
Benefit obligation, end	300,773	265,928	300,773
Benefit obligation [Member] | Other benefits [Member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning	54,962	63,270
Period cost	5,966	7,516
Benefits paid by employer	(2,398)	(2,546)
Actuarial (gains) losses recognized in other comprehensive income	4,572	(20,301)
Exchange differences		1,929
Others	168
Benefit obligation, end	63,270	54,962	63,270
Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning	(165,740)	(189,697)
Period cost
Benefit obligation, end	(189,697)	(165,740)	(189,697)
Fair value of plan assets [Member] | Defined benefit plan [Member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning	165,740	140,517
Benefits paid by employer	23,522	21,597
Exchange differences	608	6,716
Benefit obligation, end	189,697	165,740	140,517
Other benefits [Member] | Defined benefit plan [Member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning
Period cost
Benefit obligation, end